Commitment and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitment and contingencies
Schedule of future minimum operating lease payment obligation

	March 31,
	2019	2020
Within one year	104,289	—
After one year but not more than five years	337,665	—
More than five years	317,092	—
Total	759,046	—